Earnings (Loss) Per Share (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Net (Loss) from Continuing Operations (A)	$ (936,298)	$ (1,067,592)	$ (4,747,387)		$ (5,332,866)
Net Income (Loss) (B)	(936,298)	(844,483)	322,840		(3,879,581)
Add - Interest savings from converted debt			114,537		0
Adjusted Diluted Net Income (Loss) (F)			437,377		(3,879,581)
Weighted Average Shares Outstanding:
Weighted average basic shares outstanding (C)			3,536,865		3,518,333
Dilutive effect of options and warrants			31,354		65,910
Dilutive effect of convertible debt			$ 82,881		$ 609,039
Weighted Average Dilutive Shares Outstanding (D)			3,651,100		4,193,282
Earnings (Loss) Per Share From Continuing Operations
Basic (A/C)			$ (1.34)		$ (1.52)
Diluted (1)			$ (1.34)	[1],[2]	$ (1.52)	[1],[2]
Earnings (Loss) per Share
Basic (B/C)			$ 0.09		$ (1.10)
Diluted (F/D) (1) (2)			$ 0.09	[1]	$ (1.10)	[1]

[1]	Due to net loss for period, dilutive loss per share is the same as basic.
[2]	Due to the antidilutive impact of the convertible debt under the if-converted method, the diluted earnings per share is the same as basic.